Report of Directors Corporate Governance - Executive directors' interests in shares (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of transactions between related parties [line items]
Share options (in shares)	83,993,678	83,993,678	115,650,723	123,197,000
Average daily closing share price (GBP per share) | £ / shares	£ 6.192
Period after appointment to meet minimum shareholding guideline		5 years
Noel Quinn
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		400.00%
Shareholding, percentage of salary	797.00%	797.00%
Share interests (in shares)	1,721,465	1,721,465
Share options (in shares)	0	0
Georges Elhedery
Disclosure of transactions between related parties [line items]
Shareholding guidelines, percentage of salary		300.00%
Shareholding, percentage of salary	598.00%	598.00%
Share interests (in shares)	753,467	753,467
Share options (in shares)	0	0
Long-term incentive awards, without performance conditions
Disclosure of transactions between related parties [line items]
Period of tenure required for no performance conditions for Directors who cease employment as good leaver		5 years
Long-term incentive awards, with performance conditions
Disclosure of transactions between related parties [line items]
Vesting period of granted awards		7 years
Post-vesting retention period of granted awards		1 year
Weighted average holding period of granted awards		6 years
Deferred shares, without performance conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	308,610	308,610
Deferred shares, without performance conditions | Georges Elhedery
Disclosure of transactions between related parties [line items]
Share options (in shares)	714,008	714,008
Deferred shares, with performance conditions | Noel Quinn
Disclosure of transactions between related parties [line items]
Share options (in shares)	2,963,315	2,963,315
Deferred shares, with performance conditions | Georges Elhedery
Disclosure of transactions between related parties [line items]
Share options (in shares)	475,463	475,463
Shares delivered to executive Directors as part of the FPA
Disclosure of transactions between related parties [line items]
Retention period		5 years
Shares delivered as part of annual incentive award
Disclosure of transactions between related parties [line items]
Retention period		1 year